Average Annual Total Returns{- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund K PRO-12 - Fidelity® Dividend Growth Fund	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 1 year	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 5 years	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWJP Past 1 year	IXWJP Past 5 years	IXWJP Past 10 years
Total	28.17%	13.54%	13.55%	28.71%	18.47%	16.55%	26.69%	16.78%	15.16%